Consolidated Statement of Changes in Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Share based compensation arrangement by share based payment increases decreases in period description	on October 29, 2021, the Series B Preferred Stock had their authorized shares reduced from 900,000 shares to 570,000 shares